Rule 497(j)
                                           Reg. No. 33-49707

Pursuant to Rule 497 (j) promulgated under the Securities Act of 1933, the Registrant, Dean Witter Select Municipal Trust, Insured California Intermediate Term Portfolio Series 10, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                     DEAN WITTER SELECT MUNICIPAL TRUST,
                     INSURED CALIFORNIA INTERMEDIATE TERM
                        PORTFOLIO SERIES 10

                         By:  Dean Witter Reynolds Inc.
                                (Depositor)


                                Thomas Hines
                                Thomas Hines
                                Authorized signatory